Trade and Other Receivables - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Non-current other receivables	$ 12,388,000	$ 10,458,000
Other current receivables	120,450,000	45,558,000
Deposits with the payment service providers	10,000,000	0
Bank deposits as collaterals that are not readily available within 90 days	12,500,000	0
Trade receivables	34,363,000	2,727,000
Boutique Partners, First Party Product Suppliers and Other Suppliers
Disclosure Of Financial Instruments [Line Items]
Other current receivables	120,450,000	45,557,000
Marketplace
Disclosure Of Financial Instruments [Line Items]
Other current receivables	42,000,000	37,400,000
Browns
Disclosure Of Financial Instruments [Line Items]
Other current receivables	41,000,000	3,600,000
Fashion Concierge
Disclosure Of Financial Instruments [Line Items]
Other current receivables	2,500,000	2,100,000
New Guards
Disclosure Of Financial Instruments [Line Items]
Other current receivables	$ 5,000,000	$ 0